Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

March 1, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Capital Trust (“Trust”) (File Nos. 033-62470 and 811-07704)

Laudus International MarketMasters Fund	Schwab Large-Cap Growth Fund
Schwab Balanced Fund	Schwab Core Equity Fund
Schwab MarketTrack All Equity Portfolio	Schwab International Core Equity Fund
Schwab MarketTrack Growth Portfolio	Schwab Dividend Equity Fund
Schwab MarketTrack Balanced Portfolio	Schwab Small-Cap Equity Fund
Schwab MarketTrack Conservative Portfolio	Schwab Hedged Equity Fund
Schwab Target 2010 Fund	Schwab Health Care Fund
Schwab Target 2015 Fund	Schwab S&P 500 Index Fund
Schwab Target 2020 Fund	Schwab Small-Cap Index Fund
Schwab Target 2025 Fund	Schwab Total Stock Market Index Fund
Schwab Target 2030 Fund	Schwab U.S. Large-Cap Growth Index Fund
Schwab Target 2035 Fund	Schwab U.S. Large-Cap Value Index Fund
Schwab Target 2040 Fund	Schwab U.S. Mid-Cap Index Fund
Schwab Target 2045 Fund	Schwab International Index Fund
Schwab Target 2050 Fund	Schwab Fundamental US Large Company Index Fund
Schwab Target 2055 Fund	Schwab Fundamental US Small Company Index Fund
Schwab Target 2060 Fund	Schwab Fundamental International Large Company Index Fund
Schwab Target 2065 Fund	Schwab Fundamental International Small Company Index Fund
Schwab Target 2065 Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund

Post-Effective Amendment No. 208

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated February 25, 2021, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Rodney A. DeWalt

Rodney A. DeWalt

Corporate Counsel